Consolidated Statements of Earnings - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Revenues (note 21)	$ 2,825,427	$ 2,435,200
Cost of revenues (exclusive of depreciation and amortization shown below)	1,817,526	1,585,865
Selling, general and administrative expenses	705,798	614,040
Depreciation	30,573	26,334
Amortization of intangible assets	48,157	26,658
Acquisition-related items (note 4)	21,975	14,927
Operating earnings	201,398	167,376
Interest expense, net	20,845	11,895
Other income, net (note 5)	(1,281)	(500)
Earnings before income tax	181,834	155,981
Income tax expense (note 14)	53,260	61,907
Net earnings	128,574	94,074
Non-controlling interest share of earnings	23,207	20,319
Non-controlling interest redemption increment (note 11)	7,709	22,393
Net earnings attributable to Company	$ 97,658	$ 51,362
Net earnings per common share (note 16)
Basic (in dollars per share)	$ 2.49	$ 1.32
Diluted (in dollars per share)	$ 2.45	$ 1.31